Cash and cash equivalents - Schedule of Cash and Cash Equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 51,428	$ 11,157	$ 66,427	$ 17,556
USA
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	36,930	1,466
Cash and cash equivalents denominated in other currencies
Disclosure of Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	$ 14,498	$ 9,691